RELATED PARTIES - TRANSACTIONS AND BALANCES (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Key management:
Payables and accrued expenses	$ 244	$ 9
Severance pay obligations	70	65
Provision for vacation	194	186
Directors fee and services	$ 106	$ 74